Financial risk management - Sensitivity analysis for financial assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	R$ 1,317,218	R$ 684,226
Scenario II
Disclosure of detailed information about financial instruments [line items]
Percentage decrease used to perform sensitivity analysis	25.00%
Scenario III
Disclosure of detailed information about financial instruments [line items]
Percentage decrease used to perform sensitivity analysis	50.00%
Interest earning bank deposits
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	R$ 904,362
CDI for interest earning bank deposits	4.40%	6.40%
Interest earning bank deposits | Scenario 1 (probable)
Disclosure of detailed information about financial instruments [line items]
CDI for interest earning bank deposits	4.40%
Financial revenue	R$ 39,792
Interest earning bank deposits | Scenario II
Disclosure of detailed information about financial instruments [line items]
CDI for interest earning bank deposits	3.30%
Financial revenue	R$ 29,844
Interest earning bank deposits | Scenario III
Disclosure of detailed information about financial instruments [line items]
CDI for interest earning bank deposits	2.20%
Financial revenue	R$ 19,896